Capital	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Capital

Note 25: Capital

The change in capital, which includes stated share capital and contributed surplus, are as follows:

(millions of U.S. dollars)	Number of Common Shares	Stated Share Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2023	452,962,832	$1,791	$110	$1,504	$3,405
Shares issued under DRIP	180,659	29	-	-	29
Stock compensation plans(1)	942,756	152	-	(73)	79
Repurchases of common shares	(4,075,762)	(15)	-	-	(15)
Balance, December 31, 2024	450,010,485	1,957	110	1,431	3,498
Shares issued under DRIP	202,433	34	-	-	34
Stock compensation plans(1)	772,009	132	-	(23)	109
Repurchases of common shares	(6,022,437)	(44)	-	-	(44)
Balance, December 31, 2025	444,962,490	$2,079	$110	$1,408	$3,597

(1)
Movements in contributed surplus include cash payments related to withholding tax on stock compensation plans.

Common shares of the Company have no par value and the authorized common share capital is an unlimited number of shares.

Dividends

Dividends on common shares are declared in U.S. dollars. In the consolidated statement of cash flow, dividends paid on common shares are shown net of amounts reinvested in the Company under its DRIP.

Details of dividends declared per common share and dividends paid on common shares are as follows:

	Year ended December 31,
(millions of U.S. dollars, except per share amounts)	2025	2024
Dividends declared per common share	$2.38	$2.16
Dividends declared	1,069	973
Dividends reinvested	(34)	(29)
Dividends paid	1,035	944

Registered holders of common shares may participate in the DRIP, under which cash dividends are automatically reinvested in new common shares. Common shares are valued at the weighted-average price at which the shares traded on the TSX during the five trading days immediately preceding the record date for the dividend.

Share Repurchases – Normal Course Issuer Bid (“NCIB”)

The Company buys back shares (and subsequently cancels them) from time to time as part of its capital strategy. Share repurchases are typically executed under a NCIB program, which is approved by the TSX. The current NCIB program, as amended in February 2026, allows the Company to repurchase up to 16 million common shares between August 19, 2025 and August 18, 2026.

In February 2026, we announced our plan to repurchase up to $600 million of our common shares. See note 33.

In August 2025, the Company announced its intention to repurchase up to $1.0 billion of its common shares and completed this program in late October 2025, purchasing 6.0 million common shares.

Prior to the 2025 share repurchase program, the Company also completed a $1.0 billion share repurchase program between November 2023 and May 2024 which resulted in the repurchase of 6.7 million common shares, including 4.1 million common shares repurchased in 2024.

The Company may repurchase common shares in open market transactions on the TSX, Nasdaq and/or other exchanges and alternative trading systems, if eligible, or by such other means as may be permitted by the TSX and/or Nasdaq or under applicable law, including private agreement purchases or share purchase program agreement purchases, if the Company receives, if applicable, an issuer bid exemption order in the future from applicable securities regulatory authorities in Canada for such purchases. The price that the Company will pay for common shares in open market transactions will be the market price at the time of purchase or such other price as may be permitted by the TSX.

Details of share repurchases are as follows:

	Year ended December 31,
	2025	2024
Share repurchases (millions of U.S. dollars)	1,000	639
Shares repurchased (number in millions)	6.0	4.1
Share repurchases - average price per share	$166.05	$156.92

Decisions regarding any future repurchases will depend on certain factors, such as market conditions, share price, and other opportunities to invest capital for growth. The Company may elect to suspend or discontinue share repurchases at any time, in accordance with applicable laws. From time to time when the Company does not possess material nonpublic information about itself or its securities, it may enter into a pre-defined plan with its broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to its own internal trading blackout periods, insider trading rules or otherwise. Any such plans entered into with the Company’s broker will be adopted in accordance with applicable Canadian securities laws and the requirements of Rule 10b5-1 under the U.S. Securities Exchange Act of 1934, as amended.

Excise taxes payable totaled $16 million as of December 31, 2025, and are reflected as part of the repurchases of common shares included in the consolidated statement of changes in equity.

Series II, Cumulative Redeemable Preference Shares

The authorized preference share capital of the Company is an unlimited number of preference shares without par value. The directors are authorized to issue preference shares without par value in one or more series, and to determine the number of shares in and terms attaching to, each such series. As of December 31, 2025 and 2024, 6,000,000 Series II, cumulative redeemable preference shares were authorized, issued and outstanding. The Series II preference shares are non-voting and are redeemable at the option of the Company for C$25.00 per share, together with accrued dividends. Dividends are payable quarterly at an annual rate of 70% of the Canadian bank prime rate applied to the stated capital of such shares.